Schedule of Investments(a)
March 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–95.75%
Biotechnology–22.45%
AbbVie, Inc.	33,564	$7,032,329
ADMA Biologics, Inc.(b)	40,385	801,238
Alnylam Pharmaceuticals, Inc.(b)	8,789	2,373,206
argenx SE, ADR (Netherlands)(b)	6,161	3,646,480
Ascendis Pharma A/S, ADR (Denmark)(b)	6,483	1,010,440
Blueprint Medicines Corp.(b)	9,748	862,795
BridgeBio Pharma, Inc.(b)	24,578	849,661
CareDx, Inc.(b)	16,452	292,023
Cytokinetics, Inc.(b)(c)	8,838	355,199
Exelixis, Inc.(b)	32,005	1,181,625
Gilead Sciences, Inc.	29,491	3,304,467
Halozyme Therapeutics, Inc.(b)	12,557	801,262
Insmed, Inc.(b)(c)	14,937	1,139,544
Janux Therapeutics, Inc.(b)	4,731	127,737
Krystal Biotech, Inc.(b)	2,627	473,648
Merus N.V. (Netherlands)(b)	8,089	340,466
Natera, Inc.(b)	14,473	2,046,627
Nuvalent, Inc., Class A(b)	3,241	229,852
Protagonist Therapeutics, Inc.(b)	12,877	622,732
REVOLUTION Medicines, Inc.(b)	5,014	177,295
SpringWorks Therapeutics, Inc.(b)	9,101	401,627
Twist Bioscience Corp.(b)	13,677	536,959
United Therapeutics Corp.(b)	1,522	469,187
Vaxcyte, Inc.(b)	9,963	376,203
Vericel Corp.(b)	12,169	542,981
Vertex Pharmaceuticals, Inc.(b)	14,373	6,968,318
		36,963,901
Health Care Distributors–5.31%
Cencora, Inc.	24,396	6,784,284
McKesson Corp.	2,902	1,953,017
		8,737,301
Health Care Equipment–26.04%
Abbott Laboratories(c)	35,099	4,655,882
Boston Scientific Corp.(b)	149,514	15,082,972
Glaukos Corp.(b)	8,454	832,043
Globus Medical, Inc., Class A(b)	20,727	1,517,216
IDEXX Laboratories, Inc.(b)	1,248	524,098
Inspire Medical Systems, Inc.(b)(c)	4,261	678,692
Insulet Corp.(b)	7,468	1,961,171
Integer Holdings Corp.(b)	6,657	785,593
Intuitive Surgical, Inc.(b)	13,596	6,733,691
Kestra Medical Technologies Ltd.(b)	20,018	498,849
LeMaitre Vascular, Inc.	5,494	460,947
PROCEPT BioRobotics Corp.(b)	4,493	261,762
ResMed, Inc.	5,995	1,341,981
Stryker Corp.(c)	20,293	7,554,069
		42,888,966
Health Care Facilities–5.26%
Concentra Group Holdings Parent, Inc.	19,004	412,387
Encompass Health Corp.	31,324	3,172,495
HCA Healthcare, Inc.	4,394	1,518,347
Shares		Value
Health Care Facilities–(continued)
Select Medical Holdings Corp.	18,560	$309,952
Tenet Healthcare Corp.(b)	24,113	3,243,198
		8,656,379
Health Care REITs–1.82%
Welltower, Inc.	19,603	3,003,376
Health Care Services–2.61%
BrightSpring Health Services, Inc.(b)	43,306	783,406
GeneDx Holdings Corp.(b)	5,921	524,393
Guardant Health, Inc.(b)	13,745	585,537
Labcorp Holdings, Inc.	8,738	2,033,682
RadNet, Inc.(b)	7,423	369,072
		4,296,090
Health Care Supplies–2.01%
Alcon AG	18,439	1,749,585
Lantheus Holdings, Inc.(b)	5,319	519,134
Merit Medical Systems, Inc.(b)	9,899	1,046,423
		3,315,142
Health Care Technology–0.77%
Doximity, Inc., Class A(b)	6,985	405,339
Waystar Holding Corp.(b)	23,236	868,097
		1,273,436
Life Sciences Tools & Services–4.77%
BioLife Solutions, Inc.(b)	15,014	342,920
Bio-Techne Corp.	15,164	889,065
Lonza Group AG (Switzerland)	3,870	2,390,769
Mettler-Toledo International, Inc.(b)	577	681,385
Repligen Corp.(b)	7,263	924,144
Thermo Fisher Scientific, Inc.	5,270	2,622,352
		7,850,635
Managed Health Care–7.88%
Alignment Healthcare, Inc.(b)	10,010	186,386
HealthEquity, Inc.(b)	19,419	1,716,057
Molina Healthcare, Inc.(b)	1,747	575,444
UnitedHealth Group, Inc.	20,054	10,503,283
		12,981,170
Pharmaceuticals–16.83%
AstraZeneca PLC, ADR (United Kingdom)	51,106	3,756,291
Axsome Therapeutics, Inc.(b)	7,385	861,312
Eli Lilly and Co.	17,856	14,747,449
Ligand Pharmaceuticals, Inc.(b)	2,994	314,789
Phathom Pharmaceuticals, Inc.(b)	14,044	88,056
Royalty Pharma PLC, Class A	33,753	1,050,731
Sandoz Group AG (Switzerland)	10,025	420,389
Sanofi S.A., ADR	41,124	2,280,737
Tarsus Pharmaceuticals, Inc.(b)	11,847	608,580
UCB S.A. (Belgium)	10,174	1,791,281
Zoetis, Inc.	10,944	1,801,930
		27,721,545
Total Common Stocks & Other Equity Interests (Cost $102,225,003)		157,687,941
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Health Care Fund

Shares		Value
Money Market Funds–4.14%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e)	2,346,054	$2,346,054
Invesco Treasury Portfolio, Institutional Class, 4.25%(d)(e)	4,473,194	4,473,194
Total Money Market Funds (Cost $6,819,248)		6,819,248
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $109,044,251)		164,507,189
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.70%
Invesco Private Government Fund, 4.34%(d)(e)(f)	2,159,015	2,159,015
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	5,580,526	$5,582,200
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,741,215)		7,741,215
TOTAL INVESTMENTS IN SECURITIES–104.59% (Cost $116,785,466)		172,248,404
OTHER ASSETS LESS LIABILITIES—(4.59)%		(7,556,118)
NET ASSETS–100.00%		$164,692,286
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,629,544	$3,583,428	$(3,866,918)	$-	$-	$2,346,054	$22,965
Invesco Treasury Portfolio, Institutional Class	4,999,673	6,654,938	(7,181,417)	-	-	4,473,194	43,523
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,738,968	14,661,846	(14,241,799)	-	-	2,159,015	23,160*
Invesco Private Prime Fund	4,528,763	31,303,229	(30,249,792)	-	-	5,582,200	61,464*
Total	$13,896,948	$56,203,441	$(55,539,926)	$-	$-	$14,560,463	$151,112

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$151,335,917	$6,352,024	$—	$157,687,941
Money Market Funds	6,819,248	7,741,215	—	14,560,463
Total Investments	$158,155,165	$14,093,239	$—	$172,248,404
Invesco V.I. Health Care Fund